Prepaid Expenses and Deposits, net - Schedule of other assets, noncurrent (Details)	Jun. 30, 2025 HKD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 HKD ($)
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Rental deposits	$ 0	$ 0	$ 431,972
Prepaid legal and professional fees	222,300	28,319	682,500
Prepaid marketing	0	0	2,414,082
Prepaid repair and maintenance	0	0	41,770
Prepaid expenses, non-current	222,300	28,319	3,570,324
Less: allowance for credit losses	(3,260)	(415)	(24,273)
Prepaid expense, noncurrent, total	$ 219,040	$ 27,904	$ 3,546,051